Research and Development Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Research and Development Expenses
Summary of research and development expenses

	Year Ended December 31,
	2022	2021	2020

	(in US$’000)
Clinical trial related costs	255,935	190,051	105,869
Personnel compensation and related costs	119,306	91,639	63,542
Other research and development expenses	11,652	17,396	5,365
	386,893	299,086	174,776